Note 5 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

 (a) Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

As of December 31, 2020 and 2021 the amounts due to Central Mare were $29 and $32 respectively. This amount is presented in Due to related parties, on the consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Statement of comprehensive loss / (income)
Amortization of awarded shares*	(34)	(34)	(34)	Management fees – related parties – Statement of comprehensive loss / (income)
Total	326	326	326
*As per the Company’s equity incentive plan, or the 2015 plan (currently null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2019, 2020 and 2021.

(b) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and between January 1, 2019 and September 8, 2021 the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries. The CSI Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of $572 per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $520 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase is effected. On September 15, 2021 the Company entered into an amendment to the CSI Letter Agreement, whereby the payment for the already agreed commission for sale and purchase of vessels in the case of the purchase of a vessel under construction is denoted as “Newbuilding vessels monitoring fee” and is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard).

As of December 31, 2020 and 2021, the amounts due to CSI were $3,116 and $1,193 respectively and are presented in Due to related parties, on the consolidated balance sheets.

The fees charged by and expenses relating to CSI for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021	Presented in:
Management fees	109	69	199	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	1,953	1,477	Management fees – related parties –Statement of comprehensive loss / (income)
Supervision services fees	55	63	79	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	60	17	Vessel operating expenses –Statement of comprehensive loss / (income)
	172	198	255	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	330	360	Management fees – related parties –Statement of comprehensive loss / (income)
Commission for sale and purchase of vessels	-	3,377	793	Management fees – related parties –Statement of comprehensive loss / (income)
		3,971	-	Loss from vessel sales –Statement of comprehensive loss / (income)
		454	-	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
		1,017	-	Capitalized in Right of use assets from operating leases – Balance Sheet
		-	264	Impairment on vessels – Statement of comprehensive loss / (income)
Newbuilding vessels monitoring fee	-	-	1,365	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Financing fees	263	-	150	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	761	705	Voyage expenses - Statement of comprehensive loss / (income)
Total	4,152	12,253	5,664

For the years ended December 31, 2019, 2020 and 2021 CSI charged the Company newbuilding supervision related pass-through costs amounting to $985, $967 and $1,207 respectively, which are not included in the table above and are presented within Vessels, net / Advances  for vessels acquisitions / under construction in the Company’s consolidated balance sheet.

(c) Issuance of Series E Shares to Family Trading Inc (“Family Trading”): On March 29, 2019 the Company entered into a stock purchase agreement with Family Trading, a related party owned by the Lax Trust, an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with 27,129 Series E Shares (defined below, also see Note 16). As of December 31, 2020 and 2021, dividends due to Family Trading were $864 and $968 and are presented in Due to related parties, on the consolidated balance sheets.

(d) Vessel Acquisitions from affiliated entities: From February 20, 2020 to September 8, 2021 the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis (see Notes 1 and 5). As of December 31, 2020 and 2021, the Company owes $1,150 and $27,562 respectively to the previous owners of the newbuilding vessels presented in Due to related parties in the consolidated balance sheets.

(e) Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”): On September 1, 2017 the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for the vessel M/T Eco Palm Desert delivered from Hyundai in September 2018. The time charter was for a firm period of three years at a daily rate of $14,750 with two optional years at daily rates of $15,250 and $15,750 respectively, at Central Tankers Chartering’s option. The time charter carried a 1.25% address commission payable to Central Tankers Chartering. In April 2019 the Company terminated the time charter party with Central Tankers Chartering without incurring any penalties and entered into a time charter agreement with Shell Tankers Singapore Private Limited (“Shell”) for a firm period of two years at a fixed daily rate of $13,300 plus a 50% profit share for earned rates over the fixed rate with one optional year at a daily rate of $13,950, at charterers option. Furthermore, as part of the MR Transaction (see Note 1) Central Tankers Chartering was the charterer of the vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach. The time charters were for a firm period of five years at a daily rate of $16,200 with two optional years at daily rates of $17,200 and $18,200 at Central Tankers Chartering’s option and would have commenced upon each vessel’s delivery from the shipyard in the first quarter of 2021. The vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach were exchanged as part of the VLCC Transaction on January 6, 2021 (see Note 1) and also as part of the VLCC Transaction, the M/T Eco Oceano (Hull No. 871) newbuilding vessel has a time charter party with Central Tankers Chartering for a firm period of five years at a gross daily rate of $32,450, with a charterer’s option to extend for two additional years at $33,950 and $35,450. As of December 31, 2020 and 2021, there are no amounts due to Central Tankers Chartering.

(f) Personal Guarantees by Mr. Evangelos J. Pistiolis and Related Amendments to the Series D Preferred Shares: As a prerequisite for the Navigare Lease (defined below, see Note 6), Mr. Evangelos J. Pistiolis personally guaranteed the performance of the bareboat charters connected to the lease and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided, and the Company amended the Certificate of Designations governing the terms of the Series D Preferred Shares (see Note 7), to adjust the voting rights per share of Series D Preferred Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. This personal guarantee comes into effect in the case 120 days have passed and the Company is still unable to pay down all amounts due under the Navigare lease, with the exception of amounts due to Navigare due to a total loss, where in this case the personal guarantee will cover an amount equal to all unpaid charter hire and a further amount equivalent to all future charter hire that would have accrued from the date of the total loss up to the end of the charter period and is callable 200 days after the date of the total loss. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by our Board of Directors, including all three independent directors.